Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of intangible assets and goodwill [text block] [Abstract]
Schedule of carrying amount of goodwill
Goodwill
£’000
Cost
At December 31, 2020	22,693
Additions	-
Acquisition of subsidiaries	94,135

At June 30, 2021	116,828

Accumulated impairment
At December 31, 2020	-
Impairment loss	-

At June 30, 2021	-

Net book value
At June 30, 2021	116,828
At December 31, 2020	22,693